Related party disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of transactions and balances with related parties are as follows:

	June 30, 2023
(In thousand Euros)	Shareholders	Joint Venture	Total
Income
Revenue	—	—	—

Statement of financial position
Loans	—	—	—
Receivables	—	—	—

	December 31, 2022
(In thousand Euros)	Shareholders	Joint Venture	Total
Statement of financial position
Loans granted to Joint Venture	—	1,411	1,411
Receivables from Joint Venture	—	534	534
Impairment of financial assets	—	(1,945)	(1,945)

	June 30, 2022
(In thousand Euros)	Shareholders	Joint Venture	Total
Income
Revenue	13	—	13

Summary Of Remuneration Expenses Recorded For The Members Of Board
The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2023 and 2022 are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Short-term benefits	282	388
Non-executive directors remuneration	180	152
Share-based payment plan	300	6,146

Total	762	6,686

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Remuneration Expenses Recorded For The Members Of Board
Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Short-term benefits	1,118	1,188
Termination benefits	14	—
Share-based payment plan expenses	1,282	9,983

Total	2,414	11,171